UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Signature Financial Management, Inc.
Address: 101 West Main Street
         Suite 700
         Norfolk, VA  23510

13F File Number:  028-14797

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Donna Rucker
Title:     Chief Compliance Officer
Phone:     757-625-7670

Signature, Place, and Date of Signing:

 /s/  Donna Rucker     Norfolk, VA     May 15, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    64

Form 13F Information Table Value Total:    $136,798 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M CO                          COM              88579Y101      255     2848 SH       SOLE                     2848        0        0
ABBOTT LABS                    COM              002824100      888    14490 SH       SOLE                    14490        0        0
ACTIVISION BLIZZARD INC        COM              00507V109      143    11160 SH       SOLE                    11160        0        0
ANHEUSER BUSCH INBEV SA/NV     SPONSORED ADR    03524A108      211     2900 SH       SOLE                     2900        0        0
APPLE INC                      COM              037833100     2462     4106 SH       SOLE                     4106        0        0
AT&T INC                       COM              00206R102      392    12569 SH       SOLE                    12569        0        0
BB&T CORP                      COM              054937107      370    11782 SH       SOLE                    11782        0        0
BERKSHIRE HATHAWAY INC DEL     CL A             084670108      732        6 SH       SOLE                        6        0        0
BERKSHIRE HATHAWAY INC DEL     CL B NEW         084670702      623     7692 SH       SOLE                     7692        0        0
CATERPILLAR INC DEL            COM              149123101      463     4356 SH       SOLE                     4356        0        0
CHEVRON CORP NEW               COM              166764100      411     3833 SH       SOLE                     3833        0        0
CHUBB CORP                     COM              171232101     8597   124402 SH       SOLE                   124402        0        0
CISCO SYS INC                  COM              17275R102      222    10536 SH       SOLE                    10536        0        0
COCA COLA CO                   COM              191216100      648     8748 SH       SOLE                     8748        0        0
COMCAST CORP NEW               CL A             20030N101     1540    51332 SH       SOLE                    51332        0        0
CRESUD SA COMERCIAL            *W EXP 05/22/201 P3311R192        1    11220 SH       SOLE                    11220        0        0
DELTIC TIMBER CORP             COM              247850100     1379    21803 SH       SOLE                    21803        0        0
DOMINION RES INC VA NEW        COM              25746U109      205     3998 SH       SOLE                     3998        0        0
EMERSON ELEC CO                COM              291011104      414     7948 SH       SOLE                     7948        0        0
EXXON MOBIL CORP               COM              30231G102     2320    26779 SH       SOLE                    26779        0        0
FIDUS INVT CORP                COM              316500107      736    52540 SH       SOLE                    52540        0        0
FORD MTR CO DEL                COM PAR $0.01    345370860      153    12262 SH       SOLE                    12262        0        0
FRANKLIN ELEC INC              COM              353514102      393     8000 SH       SOLE                     8000        0        0
GENERAL ELECTRIC CO            COM              369604103      750    37516 SH       SOLE                    37516        0        0
GILDAN ACTIVEWEAR INC          COM              375916103      700    25397 SH       SOLE                    25397        0        0
HALLIBURTON CO                 COM              406216101      266     8016 SH       SOLE                     8016        0        0
HORMEL FOODS CORP              COM              440452100     1741    58962 SH       SOLE                    58962        0        0
INTERNATIONAL BUSINESS MACHS   COM              459200101      315     1511 SH       SOLE                     1511        0        0
ISHARES INC                    MSCI JAPAN       464286848     2269   222950 SH       SOLE                   222950        0        0
ISHARES TR                     MSCI EMERG MKT   464287234     1979    46087 SH       SOLE                    46087        0        0
ISHARES TR                     MSCI EAFE INDEX  464287465     2026    36912 SH       SOLE                    36912        0        0
ISHARES TR                     MSCI ACJPN IDX   464288182     4003    70922 SH       SOLE                    70922        0        0
ISHARES TR                     MSCI ACWI INDX   464288257     1021    21604 SH       SOLE                    21604        0        0
JOHNSON & JOHNSON              COM              478160104      386     5821 SH       SOLE                     5821        0        0
KAYNE ANDERSON MLP INVSMNT C   COM              486606106    20988   673532 SH       SOLE                   673532        0        0
KINDER MORGAN ENERGY PARTNER   UT LTD PARTNER   494550106     3945    47684 SH       SOLE                    47684        0        0
KRISPY KREME DOUGHNUTS INC     COM              501014104      219    30060 SH       SOLE                    30060        0        0
LUMOS NETWORKS CORP            COM              550283105     1135   105399 SH       SOLE                   105399        0        0
MARKEL CORP                    COM              570535104      713     1586 SH       SOLE                     1586        0        0
MARSH & MCLENNAN COS INC       COM              571748102      848    25869 SH       SOLE                    25869        0        0
MCDONALDS CORP                 COM              580135101      203     2083 SH       SOLE                     2083        0        0
MERCK & CO INC NEW             COM              58933Y105      399    10400 SH       SOLE                    10400        0        0
MICROSOFT CORP                 COM              594918104      719    22300 SH       SOLE                    22300        0        0
MURPHY OIL CORP                COM              626717102    12884   228967 SH       SOLE                   228967        0        0
NORFOLK SOUTHERN CORP          COM              655844108     3888    59048 SH       SOLE                    59048        0        0
NTELOS HLDGS CORP              COM NEW          67020Q305     2181   105389 SH       SOLE                   105389        0        0
PEPSICO INC                    COM              713448108      202     3034 SH       SOLE                     3034        0        0
PFIZER INC                     COM              717081103      208     9206 SH       SOLE                     9206        0        0
PHILIP MORRIS INTL INC         COM              718172109      411     4632 SH       SOLE                     4632        0        0
PNM RES INC                    COM              69349H107      286    15657 SH       SOLE                    15657        0        0
PROCTER & GAMBLE CO            COM              742718109      413     6135 SH       SOLE                     6135        0        0
ROCKWELL AUTOMATION INC        COM              773903109      250     3136 SH       SOLE                     3136        0        0
SPDR GOLD TRUST                GOLD SHS         78463V107     1542     9509 SH       SOLE                     9509        0        0
SPDR INDEX SHS FDS             GLB NAT RESRCE   78463X541     6620   125690 SH       SOLE                   125690        0        0
SPDR S&P 500 ETF TR            TR UNIT          78462F103     7298    51816 SH       SOLE                    51816        0        0
TRUSTMARK CORP                 COM              898402102      287    11506 SH       SOLE                    11506        0        0
UDR INC                        COM              902653104      528    19746 SH       SOLE                    19746        0        0
US BANCORP DEL                 COM NEW          902973304      292     9205 SH       SOLE                     9205        0        0
VANGUARD INDEX FDS             TOTAL STK MKT    922908769      502     6952 SH       SOLE                     6952        0        0
VANGUARD INTL EQUITY INDEX F   MSCI PAC ETF     922042866    12780   241630 SH       SOLE                   241630        0        0
VANGUARD SPECIALIZED PORTFOL   DIV APP ETF      921908844    16693   285113 SH       SOLE                   285113        0        0
VERIZON COMMUNICATIONS INC     COM              92343V104      453    11824 SH       SOLE                    11824        0        0
WELLS FARGO & CO NEW           COM              949746101      695    20346 SH       SOLE                    20346        0        0
YUM BRANDS INC                 COM              988498101      202     2850 SH       SOLE                     2850        0        0